March 6, 2009

VIA EDGAR

The United States Securities and

Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Genworth Life and Annuity Insurance Company
Post-Effective Amendment No. 1 to Registration Statement
SEC File No. 333-143494

Ladies and Gentlemen:

In accordance with Regulation S-T governing electronic filing procedures, Genworth Life and Annuity Insurance Company (the “Company”) hereby submits for filing pursuant to Section 8(c) of the Securities Act of 1933 (the “1933 Act”), Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (the “Post-Effective Amendment”) for certificates issued pursuant to guaranteed income annuity contracts. The primary purpose of the filing is to update financial statements and other information to the fiscal year ended December 31, 2008. Other minor changes have been made in the Post-Effective Amendment and relate to those routine items of information that are updated annually and other non-material disclosure that the Registrant deems appropriate.

Letters requesting acceleration of the registration statement will be filed under separate cover.

Please contact me at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker

Vice President and Associate General Counsel

cc:	Mr. Mark Cowan
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